Consolidated Balance Sheets (Parenthetical) - shares	Mar. 31, 2015	Mar. 31, 2014
Common stock, shares Authorized	440,000,000	440,000,000
Common stock, shares issued	199,566,770	199,566,770
Treasury stock, shares	25,020,294	25,368,828